D2 Contingent liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
D2 Contingent liabilities

D2 Contingent liabilities

Contingent liabilities

	2018	2017
Contingent liabilities	1,638	1,561

Total	1,638	1,561

Contingent liabilities assumed by the Company include guarantees of loans to other companies of SEK 26 (24) million. Ericsson has SEK 0 (0) million issued to guarantee the performance of a third-party.

All ongoing legal and tax proceedings have been evaluated, their potential economic outflows and probability estimated and necessary provisions made. In Note A2, “Critical Accounting Estimates and Judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Financial guarantees for third-parties amounted to SEK 42 (80) million as of December 31, 2018. The maturity date for the majority of the issued guarantees occurs in 2020 at the latest.

The Company has been voluntarily cooperating since 2013 with an investigation by the United States Securitiesand Exchange Commission (SEC) and, since 2015, with an investigation by the United States Department of Justice (DOJ) into Ericsson’s compliance with the U.S. Foreign Corrupt Practices Act (FCPA). The Company has identified facts that are relevant to the investigations. These facts have been shared with the authorities by the Company. The Company continues to cooperate with the SEC and the DOJ and is engaged in discussions with them to find a resolution. While the length of these discussions cannot be determined, based on the facts that the Company has shared with the authorities, it believes that the resolution of these matters will likely result in monetary and other measures, the magnitude of which cannot be estimated currently but may be material.

In April 2018, the Company, the present President and CEO and the Chief Financial Officer of Ericsson as well as three former executives were named defendants in a putative class action filed in the United States District Court for the Southern District of New York. The complaint alleges violations of United States securities laws, principally in connection with service revenues and recognition of expenses on long-term service projects. In December 2018 Ericsson filed a motion to dismiss the complaint. In January 2019, the plaintiff filed an amended complaint which Ericsson is currently evaluating.

2017, IV filed additional lawsuits in the Eastern District of Texas accusing Ericsson and some of Ericsson’s U.S customers of infringing 10 U.S. Patents. In February 2019, a jury awarded IV damages of USD 43 million in one of those lawsuits. Ericsson disagrees with the jury’s verdict and intends to appeal. Separately, the Patent Trial and Appeal Board has instituted review of the patents that were the subject of the February 2019 trial, following its findings that there is a reasonable likelihood that those patents are unpatentable. The next case is currently set to go to trial in May 2019.